Other Operating (Expenses) and Income, Net	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Other operating (expenses) and income, net

9. Other operating (expenses) and income, net

	2022	2021	2020
Impairment charge related to assets held for sale (Note 34)	(38,292)	—	—
Other costs related to assets held for sale (Note 34)	(1,289)	—	—
Exchange rate differences (Note 11)	(3,776)	662	(1,792)
Other	2,406	1,282	78
Other operating (expenses) and income, net	(40,951)	1,944	(1,714)